Portfolio of Investments
CTIVP® – Principal Blue Chip Growth Fund (formerly CTIVP® – Loomis Sayles Growth Fund), March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 17.5%
Entertainment 5.4%
Netflix, Inc.(a)	123,970	46,437,922
Walt Disney Co. (The)(a)	555,253	76,158,502
Total		122,596,424
Interactive Media & Services 12.1%
Alphabet, Inc., Class A(a)	33,164	92,240,691
Alphabet, Inc., Class C(a)	29,079	81,217,356
Meta Platforms, Inc., Class A(a)	462,565	102,855,954
Total		276,314,001
Total Communication Services		398,910,425
Consumer Discretionary 14.9%
Automobiles 3.1%
Tesla Motors, Inc.(a)	67,336	72,561,274
Hotels, Restaurants & Leisure 3.7%
Starbucks Corp.	493,950	44,934,631
Yum China Holdings, Inc.	287,918	11,960,114
Yum! Brands, Inc.	228,715	27,109,589
Total		84,004,334
Internet & Direct Marketing Retail 8.1%
Alibaba Group Holding Ltd., ADR(a)	298,646	32,492,685
Amazon.com, Inc.(a)	46,757	152,425,482
Total		184,918,167
Total Consumer Discretionary		341,483,775
Consumer Staples 2.6%
Beverages 2.6%
Monster Beverage Corp.(a)	743,602	59,413,800
Total Consumer Staples		59,413,800
Financials 3.0%
Capital Markets 3.0%
Factset Research Systems, Inc.	87,092	37,810,992
SEI Investments Co.	496,518	29,895,348
Total		67,706,340
Total Financials		67,706,340
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.7%
Biotechnology 6.5%
Regeneron Pharmaceuticals, Inc.(a)	102,785	71,787,100
Vertex Pharmaceuticals, Inc.(a)	294,759	76,923,256
Total		148,710,356
Health Care Equipment & Supplies 1.3%
Intuitive Surgical, Inc.(a)	99,397	29,986,087
Life Sciences Tools & Services 2.3%
Illumina, Inc.(a)	151,398	52,898,461
Pharmaceuticals 6.6%
Novartis AG, ADR	727,094	63,802,498
Novo Nordisk A/S, ADR	245,172	27,226,351
Roche Holding AG, ADR	1,190,105	58,832,841
Total		149,861,690
Total Health Care		381,456,594
Industrials 8.7%
Aerospace & Defense 4.4%
Boeing Co. (The)(a)	523,928	100,332,212
Air Freight & Logistics 1.5%
Expeditors International of Washington, Inc.	325,129	33,540,307
Machinery 2.8%
Deere & Co.	154,356	64,128,744
Total Industrials		198,001,263
Information Technology 36.1%
IT Services 10.3%
Block, Inc., Class A(a)	256,646	34,801,197
PayPal Holdings, Inc.(a)	295,840	34,213,896
Shopify, Inc., Class A(a)	49,453	33,428,250
Visa, Inc., Class A	595,093	131,973,775
Total		234,417,118
Semiconductors & Semiconductor Equipment 9.1%
NVIDIA Corp.	581,433	158,649,809
QUALCOMM, Inc.	319,921	48,890,327
Total		207,540,136
CTIVP® – Principal Blue Chip Growth Fund | First Quarter Report 2022	1

Portfolio of Investments  (continued)
CTIVP® – Principal Blue Chip Growth Fund (formerly CTIVP® – Loomis Sayles Growth Fund), March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 16.7%
Autodesk, Inc.(a)	333,421	71,468,791
Microsoft Corp.	359,186	110,740,636
Oracle Corp.	1,135,445	93,935,365
Salesforce.com, Inc.(a)	356,633	75,720,319
Workday, Inc., Class A(a)	125,638	30,085,275
Total		381,950,386
Total Information Technology		823,907,640
Total Common Stocks (Cost $1,257,860,281)		2,270,879,837

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	12,233,800	12,228,907
Total Money Market Funds (Cost $12,228,952)		12,228,907
Total Investments in Securities (Cost: $1,270,089,233)		2,283,108,744
Other Assets & Liabilities, Net		(295,504)
Net Assets		2,282,813,240

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	48,635,987	45,524,036	(81,932,421)	1,305	12,228,907	(12,526)	18,955	12,233,800
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – Principal Blue Chip Growth Fund | First Quarter Report 2022

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